Note to Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2024
Note to Consolidated Statements of Cash Flows
Note to Consolidated Statements of Cash Flows

19.  Note to Consolidated Statements of Cash Flows

Reconciliation of net income for the period to net cash (used in)/generated from operating activities:

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Net income	26,165	169,468
Adjustments to reconcile net income to net cash (used in)/generated from operating activities
Depreciation and amortization	6,252	3,812
Share-based compensation expense—share options	1,432	3,239
Share-based compensation expense—LTIP	9,880	10,551
Equity in earnings of an equity investee, net of tax	(33,807)	(35,110)
Dividends received from SHPL	—	14,615
Other adjustments	709	(798)
Changes in operating assets and liabilities
Accounts receivable	(39,879)	(31,348)
Other receivables, prepayments and deposits	(393)	(2,296)
Amounts due from related parties	228	—
Inventories	3,636	2,815
Accounts payable	7,071	(16,540)
Other payables, accruals and advance receipts	(4,410)	(34,188)
Deferred revenue	(16,363)	142,003
Others	(353)	180
Total changes in operating assets and liabilities	(50,463)	60,626
Net cash (used in)/generated from operating activities	(39,832)	226,403